Overview and Summary of Significant Accounting Policies Accounting Policies (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$28,579	$201,548
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$28,584	$201,553

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Accounts receivable, net
Customer receivables	$125,715	$125,540
Unbilled revenue	91,463	74,488
Amounts due from related parties	5,178	239
Other	13,848	17,373
Allowance for credit losses	(2,283)	(1,117)
Total accounts receivable, net	$233,921	$216,523

Allowance for Credit Losses

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Years Ended December 31,
	2023	2022
	(In Thousands)
Allowance for credit losses:
Beginning balance	$1,117	$647
Current period provision	7,413	5,851
Write-offs charged against allowance	(7,764)	(7,008)
Recoveries collected	1,517	1,627
Ending Balance	$2,283	$1,117

Schedule of Utility Inventory [Table Text Block]	The following table summarizes our inventories balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Inventories
Fuel	$77,198	$60,497
Materials and supplies, net	66,392	63,111
Total inventories	$143,590	$123,608

Schedule of AFUDC Equity and AFUDC Debt [Table Text Block]	AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]	The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

		December 31,
	Weighted average amortization periods (in years)	2023	2022
	$ in thousands
Capitalized software	8	$261,872	$205,910
Project development intangible assets	28	84,097	39,455
Other	Various	797	797
Less: Accumulated amortization		(111,110)	(107,184)
Intangible assets – net		$235,656	$138,978

	For the Years Ended December 31,
	2023	2022	2021
Amortization expense	$14,570	$10,122	$11,241

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future amortization
Years ending December 31,
2024	$20,764
2025	20,764
2026	22,550
2027	22,550
2028	22,550
Total	$109,178

Cash and Cash Equivalents Disclosure [Text Block]

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$28,579	$201,548
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$28,584	$201,553

Reclassification out of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The amounts reclassified out of AOCI by component during the three months ended March 31, 2024 and 2023 are as follows (in Thousands):

	Affected line item in the Condensed Consolidated	Three Months Ended March 31,
Details about AOCI components	Statements of Operations	2024	2023
Net losses on cash flow hedges (Note 4):	Interest expense	$1,012	$1,807
	Income tax effect	(252)	(449)
Total reclassifications for the period, net of income taxes		$760	$1,358

See Note 4, “Derivative Instruments and Hedging Activities - Cash Flow Hedges” for further information on the changes in the components of AOCI.

The amounts reclassified out of AOCI / (AOCL) by component during the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	Affected line item in the	For the Years Ended December 31,
Details about AOCI / (AOCL) components	Consolidated Statements of Operations	2023	2022	2021
Net losses on cash flow hedges (Note 5):	Interest expense	$7,229	$7,229	$4,819
	Income tax effect	(1,798)	(1,798)	(1,199)
Total reclassifications for the period, net of income taxes		$5,431	$5,431	$3,620

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$25,767	$199,103
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$25,772	$199,108

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Accounts receivable, net
Customer receivables	$125,715	$125,540
Unbilled revenue	91,463	74,488
Amounts due from related parties	5,227	288
Other	13,848	17,373
Allowance for credit losses	(2,283)	(1,117)
Total accounts receivable, net	$233,970	$216,572

Allowance for Credit Losses

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Years Ended December 31,
	2023	2022
	(In Thousands)
Allowance for credit losses:
Beginning balance	$1,117	$647
Current period provision	7,413	5,851
Write-offs charged against allowance	(7,764)	(7,008)
Recoveries collected	1,517	1,627
Ending Balance	$2,283	$1,117

Schedule of Utility Inventory [Table Text Block]	The following table summarizes our inventories balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Inventories
Fuel	$77,198	$60,497
Materials and supplies, net	66,392	63,111
Total inventories	$143,590	$123,608

Schedule of AFUDC Equity and AFUDC Debt [Table Text Block]	AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

Finite-lived intangible assets primarily include capitalized software and project development intangible assets amortized on a straight-line basis over their useful lives. The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

	Weighted	December 31,
	average amortization periods (in
$ in thousands	years)	2023	2022
Capitalized software	8	$261,872	$205,910
Project development intangible assets	28	84,097	39,455
Other	Various	797	797
Less: Accumulated amortization		(111,110)	(107,184)
Intangible assets – net		$235,656	$138,978

	For the Years Ended December 31,
	2023	2022	2021
Amortization expense	$14,570	$10,122	$11,241

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated future amortization
Years ending December 31,
2024	$20,764
2025	20,764
2026	22,550
2027	22,550
2028	22,550
Total	$109,178